Label	Element	Value
Class A Shares (NREAX), Class C Shares (NRECX), Institutional Class Shares (NBRIX) | Neuberger Berman Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. Under the Fund’s policies, you may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. Certain financial intermediaries have sales charges and/or policies and procedures regarding sales charge waivers applicable to their customers that differ from those described below. More information about these and other discounts is available from your financial intermediary, in “Sales Charge Reductions and Waivers” on page 232 in the Fund’s prospectus, and in Appendix A to the Fund’s prospectus. Although the Fund does not impose any sales charge on Institutional Class shares, you may pay a commission to your broker on your purchases and sales of those shares, which is not reflected in this table.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Aug. 31, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For Class A shares, a contingent deferred sales charge (“CDSC”) of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	Under the Fund’s policies, you may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. Certain financial intermediaries have sales charges and/or policies and procedures regarding sales charge waivers applicable to their customers that differ from those described below. More information about these and other discounts is available from your financial intermediary, in “Sales Charge Reductions and Waivers” on page 232 in the Fund’s prospectus, and in Appendix A to the Fund’s prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	(assuming redemption)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	(assuming no redemption)
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To pursue its goal, the Fund normally invests at least 80% of its net assets in equity securities issued by real estate investment trusts (“REITs”) and common stocks and other securities issued by other real estate companies. The Fund defines a real estate company as one that derives at least 50% of its revenue from, or has at least 50% of its assets in, real estate.

The Fund may invest up to 20% of its net assets in debt securities of real estate companies. These debt securities can be either investment grade securities or below investment grade securities (commonly known as “junk bonds”), provided that, at the time of investment, they are rated at least B by S&P Global Ratings or Moody’s Investors Service, Inc. (or comparably rated by at least one independent credit rating agency) or, if unrated, are determined by the Portfolio Managers to be of comparable quality. The Fund does not normally continue to hold securities that are in default or have defaulted with respect to the payment of interest or repayment of principal, but may do so depending on market conditions.

The Portfolio Managers make investment decisions through a fundamental analysis of each company. The Portfolio Managers review each company’s current financial condition and industry position, as well as economic and market conditions. In doing so, they evaluate the company’s growth potential, earnings estimates and quality of management, as well as other factors. In an effort to achieve its goal, the Fund may engage in active and frequent trading.

The Fund is a non-diversified fund, which means that it can invest more of its assets in fewer companies than a diversified fund. The Fund concentrates its assets in the real estate industry. The Fund may at times emphasize particular sub-sectors of the real estate business — for example, apartments, regional malls, offices, infrastructure, industrial, and health care.

Some of the REIT and other real estate securities in which the Fund invests may be preferred stock, which receives preference in the payment of dividends.

The Fund normally seeks to invest for the long-term, but it may sell securities regardless of how long they have been held if the Portfolio Managers find an opportunity they believe is more compelling, or if the Portfolio Managers’ outlook on the company or the market changes, if a stock reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund will not change its strategy of normally investing at least 80% of its net assets in equity securities issued by REITs and common stocks and other securities issued by other real estate companies, without providing shareholders at least 60 days’ notice. This test and the test of whether a company is a real estate company are applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To pursue its goal, the Fund normally invests at least 80% of its net assets in equity securities issued by real estate investment trusts (“REITs”) and common stocks and other securities issued by other real estate companies. The Fund defines a real estate company as one that derives at least 50% of its revenue from, or has at least 50% of its assets in, real estate. The Fund concentrates its assets in the real estate industry.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Most of the Fund’s performance depends on what happens in the stock and real estate markets, the Portfolio Managers' evaluation of those developments, and the success of the Portfolio Managers in implementing the Fund's investment strategies. The markets' behavior can be difficult to predict, particularly in the short term. There can be no guarantee that the Fund will achieve its goal. The Fund may take temporary defensive and cash management positions; to the extent it does, it will not be pursuing its principal investment strategies.

The actual risk exposure taken by the Fund in its investment program will vary over time, depending on various factors including the Portfolio Managers' evaluation of issuer, political, regulatory, market, or economic developments. There can be no guarantee that the Portfolio Managers will be successful in their attempts to manage the risk exposure of the Fund or will appropriately evaluate or weigh the multiple factors involved in investment decisions, including issuer, market and/or instrument-specific analysis and valuation.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Each of the following risks, which are described in alphabetical order and not in order of importance, can significantly affect the Fund’s performance. The relative importance of, or potential exposure as a result of, each of these risks will vary based on market and other investment-specific considerations.

Credit Risk. Credit risk is the risk that issuers, guarantors, or insurers may fail, or become less able, to pay interest and/or principal when due. Changes in the actual or perceived creditworthiness of an issuer, or a downgrade or default affecting any of the Fund’s securities could affect the Fund’s performance. Generally, the longer the maturity and the lower the credit quality of a security, the more sensitive it is to credit risk.

Dividend Risk. There is no guarantee that the companies in which the Fund invests will declare dividends in the future or that dividends, if declared, will remain at current levels or increase over time. Securities that pay dividends may be sensitive to changes in interest rates, and as interest rates rise or fall, the prices of such securities may fall.

High Portfolio Turnover. The Fund may engage in active and frequent trading and may have a high portfolio turnover rate, which may increase the Fund’s transaction costs, may adversely affect the Fund’s performance and may generate a greater amount of capital gain distributions to shareholders than if the Fund had a low portfolio turnover rate.

Interest Rate Risk. In general, the value of investments with interest rate risk, such as debt securities, will move in the direction opposite to movements in interest rates. If interest rates rise, the value of such securities may decline. Typically, the longer the maturity or duration of a debt security, the greater the effect a change in interest rates could have on the security's price. Thus, the sensitivity of the Fund’s debt securities to interest rate risk will increase with any increase in the duration of those securities.

Issuer-Specific Risk. An individual security may be more volatile, and may perform differently, than the market as a whole.

Lower-Rated Debt Securities Risk. Lower-rated debt securities (commonly known as “junk bonds”) and unrated debt securities determined to be of comparable quality involve greater risks than investment grade debt securities. Such securities may fluctuate more widely in price and yield and may fall in price during times when the economy is weak or is expected to become weak. These securities also may require a greater degree of judgment to establish a price and may be difficult to sell at the time and price the Fund desires. Lower-rated debt securities are considered by the major rating agencies to be predominantly speculative with respect to the issuer’s continuing ability to pay principal and interest and carry a greater risk that the issuer of such securities will default in the timely payment of principal and interest. Issuers of securities that are in default or have defaulted may fail to resume principal or interest payments, in which case the Fund may lose its entire investment. The creditworthiness of issuers of these securities may be more complex to analyze than that of issuers of investment grade debt securities, and the overreliance on credit ratings may present additional risks.

Market Capitalization Risk. To the extent the Fund invests in securities of small-, mid-, or large-cap companies, it takes on the associated risks. At times, any one of these market capitalizations may be out of favor with investors. Compared to small- and mid-cap companies, large-cap companies may be unable to respond as quickly to changes and opportunities. Compared to large-cap companies, small- and mid-cap companies may depend on a more limited management group, may have a shorter history of operations, and may have limited product lines, markets or financial resources. The securities of small- and mid-cap companies are often more volatile and less liquid than the securities of larger companies and may be more affected than other types of securities by the underperformance of a sector or during market downturns.

Market Volatility Risk. Markets may be volatile and values of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Geopolitical risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Non-Diversified Fund Risk. The Fund is classified as non-diversified. As such, the percentage of the Fund’s assets invested in any single issuer or a few issuers is not limited as much as it is for a Fund classified as diversified. Investing a higher percentage of its assets in any one or a few issuers could increase the Fund’s risk of loss and its share price volatility, because the value of its shares would be more susceptible to adverse events affecting those issuers.

Preferred Securities Risk. Preferred securities, which are a form of hybrid security (i.e., a security with both debt and equity characteristics), may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities, however, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred securities are generally payable at the discretion of the issuer’s board of directors and after the company makes required payments to holders of its bonds and other debt securities. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt securities to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred securities of larger companies. Preferred securities may be less liquid than common stocks.

Recent Market Conditions. Some countries, including the U.S., are adopting more protectionist trade policies and moving away from the tighter financial industry regulations that followed the 2008 financial crisis. The U.S. is also said to be considering significant new investments in infrastructure and national defense which, coupled with lower federal tax rates, could lead to sharply increased government borrowing and higher interest rates. The exact shape of these policies is still being worked out through the political process, but the equity and debt markets may react strongly to expectations, which could increase volatility, especially if the market’s expectations for changes in government policies are not borne out. Higher interest rates may further strengthen the already strong U.S. dollar, which may also harm U.S. companies that rely significantly on exports.

Although prices of many U.S. equity securities have increased substantially over several years, some market prognosticators reportedly believe market indicators point toward a period of decline. The economies of many other nations are weaker than that of the U.S., and economic weakness in U.S. trading partners may harm long-term growth in the U.S. The recent decisions by the Fed to lower a key interest rate may reflect concerns about the strength of the U.S. economy. Changes in U.S. law over the past decade may leave the federal government with fewer tools to address severe market dislocations in the future.

High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. Interest rates have been unusually low in recent years in the U.S. and abroad. Because there is little precedent for this situation, it is difficult to predict the impact on various markets of a significant rate increase or other significant policy changes. There is a greater risk of rising interest rates than has historically been the case due to the current period of relatively low rates and the effect of government fiscal policy initiatives and potential market reaction to those initiatives.

National economies are increasingly interconnected, as are global financial markets, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The rise in protectionist trade policies, changes to some major international trade agreements and the potential for changes to others, could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. Equity markets in the U.S. and China seem very sensitive to the outlook for resolving the current U.S.-China “trade war.”

The impact of the United Kingdom’s vote to leave the European Union (the “EU”), commonly referred to as “Brexit,” is impossible to know for sure until it is implemented. The effect on the economies of the United Kingdom and the EU will likely depend on the nature of trade relations between the UK and the EU and other major economies following Brexit, which are subject to negotiation and the political processes of the nations involved. There is a tentative agreement between the UK and the EU setting out the terms of separation which, if approved by the UK Parliament, would likely mitigate many of the adverse effects of separation. If the UK separates from the EU without a formal agreement, it could be highly disruptive to the economies of both regions.

Redemption Risk. The Fund may experience periods of heavy redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund. In addition, redemption risk is heightened during periods of declining or illiquid markets. Heavy redemptions could hurt the Fund’s performance.

REITs and Other Real Estate Companies Risk. REIT and other real estate company securities are subject to risks similar to those of direct investments in real estate and the real estate industry in general, including, among other risks: general and local economic conditions; changes in interest rates; declines in property values; defaults by mortgagors or other borrowers and tenants; increases in property taxes and other operating expenses; overbuilding in their sector of the real estate market; fluctuations in rental income; lack of availability of mortgage funds or financing; extended vacancies of properties, especially during economic downturns; changes in tax and regulatory requirements; losses due to environmental liabilities; or casualty or condemnation losses. REITs also are dependent upon the skills of their managers and are subject to heavy cash flow dependency or self-liquidation.

Regardless of where a REIT is organized or traded, its performance may be affected significantly by events in the region where its properties are located. Domestic REITs could be adversely affected by failure to qualify for tax-free “pass-through” of distributed net investment income and net realized gains under the Internal Revenue Code of 1986, as amended, (“Code”) or to maintain their exemption from registration under the Investment Company Act of 1940, as amended. Effective for taxable years beginning after December 31, 2017 and before January 1, 2026, the Code generally allows individuals and certain other non-corporate entities a deduction for 20% of qualified REIT dividends. Recently issued proposed regulations (which have immediate effect) include a provision for a regulated investment company to pass the character of its qualified REIT dividends through to its shareholders. The value of REIT common shares may decline when interest rates rise. REIT and other real estate company securities tend to be small- to mid-cap securities and are subject to the risks of investing in small- to mid-cap securities.

Sector Risk. Although the Fund will not invest in real estate directly, because it concentrates its assets in the real estate industry your investment in the Fund will be closely linked to the performance of the real estate markets and the value of the Fund’s shares may change at different rates compared to the value of shares of a fund with investments in a mix of different sectors or industries.

The Fund may at times emphasize particular sub-sectors of the real estate business — for example, apartments, regional malls, offices, infrastructure, industrial, and health care. As such, the Fund’s performance would be especially sensitive to developments that significantly affect those businesses.

Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector or sub-sector may all react in the same way to economic, political or regulatory events.

A summary of the Fund’s additional principal investment risks is as follows:

Risk of Increase in Expenses. A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expenses for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Operational and Cybersecurity Risk. The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational matters arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality. It is not possible for the Manager or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it may only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program. The Fund could experience losses if judgments about risk prove to be incorrect.

Valuation Risk. The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value some investments, SEC rules and applicable accounting protocols may require the Fund to value these investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent price and from the prices used by other mutual funds to calculate their NAVs. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as non-diversified. As such, the percentage of the Fund’s assets invested in any single issuer or a few issuers is not limited as much as it is for a Fund classified as diversified. Investing a higher percentage of its assets in any one or a few issuers could increase the Fund’s risk of loss and its share price volatility, because the value of its shares would be more susceptible to adverse events affecting those issuers.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund's Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund's investment strategy. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

As of June 19, 2012, the Fund changed its investment policy to become “non-diversified” under the Investment Company Act of 1940. Its performance prior to this change might have been different if current policies had been in effect.

For Class A and Class C, the performance prior to June 21, 2010, is that of the Fund’s Trust Class. Because Trust Class has lower expenses than Class A and Class C, its performance typically would have been better than that of Class A and Class C. Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund's Institutional Class. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 '09, 33.18% Worst quarter: Q1 '09, -32.69% Year-to-date performance as of 9/30/2019: 32.49%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	For Class A and Class C, the performance prior to June 21, 2010, is that of the Fund’s Trust Class. Because Trust Class has lower expenses than Class A and Class C, its performance typically would have been better than that of Class A and Class C.
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance as of 9/30/2019:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	32.49%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.69%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/18
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Real Estate Fund
Class A Shares (NREAX), Class C Shares (NRECX), Institutional Class Shares (NBRIX) | Neuberger Berman Real Estate Fund | FTSE Nareit All Equity REITs Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.04%)
5 Years	rr_AverageAnnualReturnYear05	8.32%
10 Years	rr_AverageAnnualReturnYear10	12.53%
Class A Shares (NREAX), Class C Shares (NRECX), Institutional Class Shares (NBRIX) | Neuberger Berman Real Estate Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum initial sales charge on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management fees	rr_ManagementFeesOverAssets	1.06%
Distribution and/or shareholder service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.12%
Total annual operating expenses	rr_ExpensesOverAssets	1.43%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.21%
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.22%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 692
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	940
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,252
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,135
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	692
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	940
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,252
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,135
1 Year	rr_AverageAnnualReturnYear01	(10.81%)
5 Years	rr_AverageAnnualReturnYear05	5.64%
10 Years	rr_AverageAnnualReturnYear10	10.83%
Class A Shares (NREAX), Class C Shares (NRECX), Institutional Class Shares (NBRIX) | Neuberger Berman Real Estate Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum initial sales charge on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	1.06%
Distribution and/or shareholder service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.13%
Total annual operating expenses	rr_ExpensesOverAssets	2.19%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.22%
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.97%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 300
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	618
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,111
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,469
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	200
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	618
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,111
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,469
1 Year	rr_AverageAnnualReturnYear01	(7.00%)
5 Years	rr_AverageAnnualReturnYear05	6.09%
10 Years	rr_AverageAnnualReturnYear10	10.78%
Class A Shares (NREAX), Class C Shares (NRECX), Institutional Class Shares (NBRIX) | Neuberger Berman Real Estate Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum initial sales charge on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or shareholder service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.11%
Total annual operating expenses	rr_ExpensesOverAssets	1.06%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.20%
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.86%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 88
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	274
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	523
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,237
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	88
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	274
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	523
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,237
Annual Return 2009	rr_AnnualReturn2009	28.50%
Annual Return 2010	rr_AnnualReturn2010	31.15%
Annual Return 2011	rr_AnnualReturn2011	8.45%
Annual Return 2012	rr_AnnualReturn2012	17.02%
Annual Return 2013	rr_AnnualReturn2013	0.93%
Annual Return 2014	rr_AnnualReturn2014	24.16%
Annual Return 2015	rr_AnnualReturn2015	3.31%
Annual Return 2016	rr_AnnualReturn2016	4.26%
Annual Return 2017	rr_AnnualReturn2017	11.93%
Annual Return 2018	rr_AnnualReturn2018	(5.09%)
1 Year	rr_AverageAnnualReturnYear01	(5.09%)
5 Years	rr_AverageAnnualReturnYear05	7.27%
10 Years	rr_AverageAnnualReturnYear10	11.86%
Class A Shares (NREAX), Class C Shares (NRECX), Institutional Class Shares (NBRIX) | Neuberger Berman Real Estate Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.78%)
5 Years	rr_AverageAnnualReturnYear05	4.76%
10 Years	rr_AverageAnnualReturnYear10	9.92%
Class A Shares (NREAX), Class C Shares (NRECX), Institutional Class Shares (NBRIX) | Neuberger Berman Real Estate Fund | Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.10%)
5 Years	rr_AverageAnnualReturnYear05	5.22%
10 Years	rr_AverageAnnualReturnYear10	9.34%

[1]	For Class A shares, a contingent deferred sales charge ("CDSC") of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.
[2]	Neuberger Berman Investment Advisers LLC ("Manager") has contractually undertaken to waive and/or reimburse certain fees and expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) ("annual operating expenses") of each class are limited to 1.21%, 1.96% and 0.85% of average net assets, respectively. Each of these undertakings lasts until 8/31/2023 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Class A, Class C and Institutional Class will repay the Manager for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.21%, 1.96% and 0.85% of the class' average net assets, respectively. Any such repayment must be made within three years after the year in which the Manager incurred the expense.